Operating Segments - Schedule of Operating Segments (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Disclosure of operating segments [line items]
Net gain (loss) on divestitures included net income attributable to equity holder		$ 129
Net gain (loss) on divestitures included net income attributable to equity holder before tax		188
Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Tax-exempt income	$ 92	91	$ 69
Net income (loss) from investments in associated corporations	14	19	(15)
Canadian banking [member]
Disclosure of operating segments [line items]
Net income (loss) from investments in associated corporations	8	18	20
International banking [member]
Disclosure of operating segments [line items]
Net income (loss) from investments in associated corporations	68	52	49
Global Wealth Management [member]
Disclosure of operating segments [line items]
Net income (loss) from investments in associated corporations	$ 1	$ 7	$ 3